Income Tax Expense - Summary of Income Tax Expense (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
Major components of tax expense (income) [abstract]
Current tax expense	$ 2,738	$ 4,184	$ 10,673
Deferred tax expense	317	775	64
Total taxation expense	$ 3,055	$ 4,959	$ 10,737